Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000007882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(1.99%)	3.27%	(0.50%)	1.01%
C000007879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(6.03%)	(1.10%)	(1.56%)	0.37%
C000007879 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(2.11%)	3.02%	(0.75%)	0.78%
C000038980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(3.63%)	1.25%	(1.53%)	0.18%
C000038980 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(2.66%)	2.25%	(1.53%)	0.18%
C000162768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(1.96%)	3.33%	(0.45%)	1.06%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(3.16%)	0.93%	(2.02%)	(0.42%)
Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Benchmark
Average Annual Return, Percent	(2.98%)	1.12%	(1.90%)	(0.33%)